Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
		May. 06, 2014	Jun. 30, 2015		Jun. 18, 2015	Nov. 18, 2014	Dec. 31, 2014
Favorable lease terms
Acquired Finite Lived Intangible Assets
Write off due to the expiration of the time charter	[1]						$ 0
Disposals of intangible assets			$ 2,524	[2]			$ 32,129 [3]
Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Disposals of intangible assets	[2]		$ (2,561)
Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited | Favorable lease terms
Acquired Finite Lived Intangible Assets
Disposals of intangible assets						$ 32,129
Sikinos Shipping Corporation and Shinyo Dream Limited | Favorable lease terms
Acquired Finite Lived Intangible Assets
Disposals of intangible assets					$ 2,524
Sikinos Shipping Corporation and Shinyo Dream Limited | Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Disposals of intangible assets					$ (2,561)
Shinyo Splendor
Acquired Finite Lived Intangible Assets
Total sale proceeds		$ 20,020
Write off due to the expiration of the time charter		$ 1,695

[1]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.
[2]	On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).
[3]	On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream. The carrying amount of the favorable leases was $32,129.